Contracts assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer1 [Abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

	Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	2019	2018	2019	2018
Opening balance, January 1	1,493	1,263	899	894
Revenue recognized included in contract liabilities at the beginning of the year	—	—	(666)	(625)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	131	154	—	—
Increase in contract liabilities during the year	—	—	644	628
Increase in contract liabilities included in contract assets during the year	(175)	(168)	—	—
Increase in contract assets from revenue recognized during the year	1,915	1,770	—	—
Contract assets transferred to trade receivables	(1,461)	(1,321)	47	—
Acquisitions	—	—	(4)	13
Contract terminations transferred to trade receivables	(205)	(219)	24	(4)
Other	(54)	14	(54)	(7)
Ending balance, December 31	1,644	1,493	890	899
(1) Net of allowance for doubtful accounts of $68 million and $73 million at December 31, 2019 and December 31, 2018, respectively. We have updated amounts for the prior year to make them consistent with the presentation for the current year. See Note 26, Financial and capital management, for additional details.